Accrued liabilities and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued liabilities and other current liabilities
Revenue sharing fees and content costs	$ 129,717	$ 121,083
Salaries and welfare	99,725	112,217
Marketing and promotion expenses	58,854	95,261
Value added taxes and other taxes payable	137,142	88,215
Bandwidth costs	19,746	29,986
Consideration received related to disposal of YY Live (Note 3(a))	1,862,750
Others	37,904	37,688
Total	$ 2,345,838	$ 484,450